Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 6,549	$ 1,213	$ 771
Work in process	2,236	913
Finished goods	659	2,433
Consignment inventories		563
Total inventories	$ 9,444	$ 5,122	$ 771